Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.8%
Aerospace & Defense — 1.2%
HEICO Corp.	4,864	$787,628
Apparel — 3.4%
Crocs, Inc.*	8,887	784,100
Deckers Outdoor Corp.*	1,891	972,144
On Holding AG, Class A*	16,815	467,793
		2,224,037
Auto Parts & Equipment — 0.5%
Fox Factory Holding Corp.*	3,466	343,411
Beverages — 0.9%
Celsius Holdings, Inc.*	3,343	573,659
Biotechnology — 3.5%
Apellis Pharmaceuticals, Inc.*	6,129	233,147
BioMarin Pharmaceutical, Inc.*	5,637	498,762
Exelixis, Inc.*	12,448	271,989
Halozyme Therapeutics, Inc.*	19,466	743,601
Krystal Biotech, Inc.*	1,671	193,836
Ultragenyx Pharmaceutical, Inc.*	8,928	318,283
		2,259,618
Building Materials — 1.4%
AAON, Inc.	15,967	908,043
Chemicals — 3.6%
Ashland, Inc.	13,839	1,130,370
RPM International, Inc.	13,045	1,236,796
		2,367,166
Commercial Services — 2.6%
Shift4 Payments, Inc., Class A*	9,285	514,111
Toast, Inc., Class A*	26,299	492,580
WEX, Inc.*	3,544	666,591
		1,673,282
Computers — 3.2%
CACI International, Inc., Class A*	1,597	501,346
CyberArk Software Ltd.*	4,100	671,457
Pure Storage, Inc., Class A*	26,403	940,475
		2,113,278
Cosmetics & Personal Care — 0.4%
elf Beauty, Inc.*	2,585	283,911
Distribution & Wholesale — 5.3%
Core & Main, Inc., Class A*	43,385	1,251,657
Pool Corp.	2,309	822,235
SiteOne Landscape Supply, Inc.*	4,089	668,347
Watsco, Inc.	1,848	698,027
		3,440,266
Diversified Financial Services — 2.9%
Cboe Global Markets, Inc.	3,336	521,116
Hamilton Lane, Inc., Class A	3,743	338,517
Houlihan Lokey, Inc.	4,493	481,290
LPL Financial Holdings, Inc.	2,398	569,885
		1,910,808
	Number of Shares	Value†

Electrical Components & Equipment — 1.7%
Novanta, Inc.*	7,724	$1,107,931
Electronics — 5.5%
Allegion PLC	13,598	1,416,912
Badger Meter, Inc.	3,999	575,336
Hubbell, Inc.	3,688	1,155,856
nVent Electric PLC	8,347	442,307
		3,590,411
Engineering & Construction — 1.6%
EMCOR Group, Inc.	5,013	1,054,685
Environmental Control — 1.8%
Tetra Tech, Inc.	7,767	1,180,817
Hand & Machine Tools — 2.0%
Lincoln Electric Holdings, Inc.	7,156	1,300,889
Healthcare Products — 11.9%
Axonics, Inc.*	14,880	835,066
Bio-Techne Corp.	12,541	853,666
Bruker Corp.	15,161	944,530
Exact Sciences Corp.*	10,296	702,393
iRhythm Technologies, Inc.*	6,234	587,617
Natera, Inc.*	14,199	628,306
Penumbra, Inc.*	1,605	388,266
Repligen Corp.*	6,180	982,682
Shockwave Medical, Inc.*	2,291	456,138
Stevanato Group SpA	20,870	620,256
The Cooper Cos., Inc.	2,329	740,645
		7,739,565
Healthcare Services — 1.7%
HealthEquity, Inc.*	6,612	483,006
Surgery Partners, Inc.*	21,771	636,802
		1,119,808
Household Products & Wares — 1.2%
Avery Dennison Corp.	4,350	794,614
Insurance — 2.0%
Kinsale Capital Group, Inc.	3,104	1,285,460
Internet — 1.0%
Okta, Inc.*	8,026	654,199
Lodging — 0.9%
Wyndham Hotels & Resorts, Inc.	8,205	570,576
Machinery — Diversified — 4.8%
Chart Industries, Inc.*	2,846	481,316
IDEX Corp.	5,018	1,043,844
Nordson Corp.	4,675	1,043,320
Watts Water Technologies, Inc., Class A	3,337	576,700
		3,145,180
Media — 1.1%
Liberty Media Corp.-Liberty Formula One, Class C*	11,988	746,852

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — 0.8%
The Timken Co.	7,197	$528,908
Oil & Gas — 1.9%
Chesapeake Energy Corp.	2,177	187,723
Denbury, Inc.*	5,373	526,608
Noble Corp. PLC	10,538	533,749
		1,248,080
Packaging and Containers — 1.0%
Ball Corp.	13,026	648,434
Pharmaceuticals — 1.3%
Neurocrine Biosciences, Inc.*	7,330	824,625
Retail — 9.8%
BJ's Wholesale Club Holdings, Inc.*	16,128	1,151,055
Casey's General Stores, Inc.	2,866	778,176
Domino's Pizza, Inc.	1,929	730,686
Five Below, Inc.*	5,587	898,948
Floor & Decor Holdings, Inc., Class A*	10,449	945,635
Texas Roadhouse, Inc.	8,688	834,917
Wingstop, Inc.	5,981	1,075,623
		6,415,040
Semiconductors — 5.7%
Allegro MicroSystems, Inc.*	24,708	789,173
Lattice Semiconductor Corp.*	12,420	1,067,251
MACOM Technology Solutions Holdings, Inc.*	14,612	1,192,047
MKS Instruments, Inc.	7,331	634,425
		3,682,896
Software — 12.2%
Cloudflare, Inc., Class A*	8,721	549,772
Confluent, Inc., Class A*	15,679	464,255
DoubleVerify Holdings, Inc.*	17,457	487,923
Dynatrace, Inc.*	22,997	1,074,650
Elastic N.V.*	9,925	806,307
Evolent Health, Inc., Class A*	16,450	447,934
Klaviyo, Inc., Class A*	4,361	150,455
Manhattan Associates, Inc.*	3,703	731,935
Monday.com Ltd.*	3,175	505,523
Procore Technologies, Inc.*	13,607	888,809
Samsara, Inc., Class A*	22,881	576,830
Smartsheet, Inc., Class A*	18,051	730,343
UiPath, Inc., Class A*	30,969	529,880
		7,944,616
TOTAL COMMON STOCKS (Cost $62,338,181)		64,468,693

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $977,602)	977,602	$977,602
TOTAL INVESTMENTS — 100.3% (Cost $63,315,783)		$65,446,295
Other Assets & Liabilities — (0.3)%		(202,390)
TOTAL NET ASSETS — 100.0%		$65,243,905

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
SpA— Società per Azioni.
Country Weightings as of 9/30/2023††
United States	94%
Ireland	2
Israel	2
Italy	1
Switzerland	1
Total	100%
††	% of total investments as of September 30, 2023.

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